Document and Entity Information	Aug. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2026
Entity Registrant Name	Victory Capital Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38388
Entity Tax Identification Number	32-0402956
Entity Address, Address Line One	15935 La Cantera Parkway
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78256
City Area Code	216
Local Phone Number	898-2400
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001570827
Title of 12(b) Security	Common Stock, Par Value $0.01
Trading Symbol	VCTR
Security Exchange Name	NASDAQ